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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21140

                          FORTRESS INVESTMENT TRUST II
               (Exact name of Registrant as specified in charter)

1251 Avenue Of The Americas, 16th Floor, New York, NY                    10020
       (Address of principal executive offices)                       (Zip code)

  Skadden, Arps, Slate, Meagher & Flom LLP, 4 Times Square, New York, NY 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 798-6100

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

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ITEM 1. SCHEDULE OF INVESTMENTS.

The Registrant's Schedule of Investments as of September 30, 2005 is as follows:

                                                                                           NUMBER OF   DIVIDENDS,
                                                                                             SHARES,   INTEREST &
                                % OF                                                       PRINCIPAL/   REALIZED
                             CONTROLLED                        NAME OF ISSUE OR             NOTIONAL    GAINS AND
                             AFFILIATE   COST(C)(D)         NATURE OF INDEBTEDNESS           AMOUNT      LOSSES     FAIR VALUE
CONTROLLED AFFILIATE (A)       OWNED       (000S)        HELD BY CONTROLLED AFFILIATE        (000S)      (000S)       (000S)
-----------------------      ----------  ----------  -----------------------------------  -----------  ----------  -----------
FIT Capital Trading LLC          100%     $ 12,889   U.S. Government treasury
                                                     securities; 3.47%; sold October
                                                     2005                                 $ 1,300,000   $   (475)  $ 1,288,909

                                                     Repurchase agreement with Goldman
                                                     Sachs & Co. Inc.; 3.75%; repaid
                                                     October 2005                         $(1,276,020)        --    (1,276,020)

RESG Acquisition LLC            89.7%           --   Common Stock of RESG MIDL Corp.,
                                                     owner of debt and equity interests
                                                     in a portfolio of retail real
                                                     estate                                         1      6,374         3,583

FIT HUD Acquisition LLC (f)      100%           --   One assisted living facility, sold
                                                     in 2005                                       --         94            --

FIT DVI LLC                      100%        8,313   Secured debt of DVI Receivables
                                                     Inc., a medical receivables
                                                     company; 3.60%; due September 2010   $    10,525        761         9,799

Green Tree MH Investment       53.57%       51,671   100% of direct and indirect
   LLC                                               ownership in Green Tree Investment
                                                     Holdings II LLC, representing
                                                     servicing rights & residual
                                                     interests in a portfolio of
                                                     manufactured housing loans                    --         --       136,011

                                           157,280   Note receivable; 12.00%; due
                                                     June 2013                            $   152,211     14,002       157,280

Green Tree HE/HI Investment    53.57%        2,177   100% of direct and indirect
   LLC                                               ownership in Green Tree Investment
                                                     Holdings II LLC, representing
                                                     servicing rights & residual
                                                     interests in a portfolio of home
                                                     equity and home improvement loans             --    120,347        35,668

                                                --   Note receivable; 17.00%; due
                                                     June 2009                                     --         94            --

Green Tree Residual            53.57%           --   100% of direct and indirect
   Investment LLC                                    ownership in Green Tree Investment
                                                     Holdings II LLC                               --         --            --

                                             1,286   Note receivable; 17.00%; due
                                                     June 2009                            $     1,286        163         1,342

Green Tree Investment          53.57%       18,037   100% of direct ownership interest
   Holdings III LLC                                  in insurance brokerage business               --         --        44,284

                                            63,141   Note receivable; 14.00%; due
                                                     June 2013                            $    60,964      6,388        63,141

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
                                                                                           NUMBER OF   DIVIDENDS,
                                                                                             SHARES,   INTEREST &
                                % OF                                                       PRINCIPAL/   REALIZED
                             CONTROLLED                        NAME OF ISSUE OR             NOTIONAL    GAINS AND
                             AFFILIATE   COST(C)(D)         NATURE OF INDEBTEDNESS           AMOUNT      LOSSES     FAIR VALUE
CONTROLLED AFFILIATE (A)       OWNED      ($000S)        HELD BY CONTROLLED AFFILIATE        (000S)      (000S)       (000S)
-----------------------      ----------  ----------  -----------------------------------  -----------  ----------  -----------
FIT GSL LLC                     100%       120,002   Global Signal Inc., a provider of
                                                     telecommunication rental space,
                                                     common stock                               4,706      2,118       210,541

Harbour Acquisition LP(f)       100%            --   Interest in office properties in
                                                     Luxemburg and Belgium; sold in
                                                     August 2005                                   --     11,854            --

                                                     HSH Nord Bank financing; EURIBOR +
                                                     1.50%; repaid in August 2005                  --       (398)           --

                                                     Foreign currency hedges (e)                   (e)    (1,000)           --

Fortress Cayman Partners        100%        23,167   50% indirect ownership interest in
                                                     Simon Storage Group Ltd., a UK
                                                     petroleum and chemical storage
                                                     Company                                       --         --        39,827

                                                     Foreign currency hedges (e)                   (e)       200         1,226

FIT CCRC LLC                    100%            --   Non-performing, discounted bonds of
                                                     National Benevolent Association, a
                                                     not-for-profit operator of
                                                     continuing care and retirement
                                                     assistance and assisted living
                                                     facilities; interest rates ranging
                                                     from 5.10% to 7.625%; settled in
                                                     April 2005                                    --     12,384            --

                                             1,406   Factored accounts receivable         $     4,923         --         1,406

FIT CP LLC                      100%        64,651   GP units of Titan Energy Partners,
                                                     LP, a propane distribution company            --         98         1,783

                                                     Common units of Titan Energy
                                                     Partners, LP                               1,143      4,939        27,992

                                                     Subordinated units of Titan Energy
                                                     Partners, LP                               1,143      4,940        27,992

                                                     Note receivable; LIBOR + 4.50%; due
                                                     December 2009                        $    26,570      1,596        26,561

FIT Mapeley Holdings Ltd.       100%       188,239   Mapeley Limited, a British real
                                                     estate operating company, common
                                                     stock                                      7,904      9,206       389,064

                                                     Foreign currency hedges (e)                   (e)     7,330        14,390

FIT Aero Investments Ltd.       100%        32,750   100% of Aerofort Investments LLC, a
                                                     lessor of aircraft                            --        455        21,181

                                                     100% of FIT Aero Iceland Ltd, a
                                                     lessor of aircraft                            --         --        11,569

FIT ALT Investor LLC            100%        57,893   Brookdale Senior Living, Inc.,
                                                     common stock                              13,228      2,610       135,587

Direct investment of FIT II                193,708   Brookdale Senior Living Inc.,
                                                     common stock                              20,000         --       205,000
                                          --------                                                      --------   -----------
   Total Investments (b)                  $996,610                                                      $204,080   $ 1,578,116
                                          ========                                                      ========   ===========

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FORTRESS INVESTMENT TRUST II

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited)
SEPTEMBER 30, 2005

(a) An affiliated company is a company in which Fortress Investment Trust II ("FIT II") has ownership of at least 5% of the voting securities. These securities are restricted as to public resale and are not readily marketable. With the exception of short term investments, FIT II's controlled affiliates invest principally in real estate related assets.

(b) The United States Federal income tax basis of FIT II's investments at the end of the period was approximately $1,087.8 million and, accordingly, net unrealized appreciation for United States Federal income tax purposes was approximately $490.3 million (gross unrealized appreciation of $538.5 million and gross unrealized depreciation of $48.2 million).

(c)  Net of returns of capital.

(d)  Purchases/fundings occurred throughout the period.

(e) The foreign currency hedges held by FIT II on behalf of its investments are comprised of the following:

FORWARD CONTRACTS

                                       Fair
  Notional                Maturity    Value
   Amount     Currency      Date      (000s)
  --------    --------   ---------   -------
Fortress Cayman Partners
22,400,000       GBP     10/4/2005   $    29
 8,200,000       GBP     12/2/2005       598
 8,200,000       GBP     12/6/2005       599
                                     -------
                                     $ 1,226
                                     =======
FIT Mapeley Holdings Ltd.
126,715,000      GBP     12/2/2005   $ 9,250
 35,224,000      GBP     12/2/2005     2,571
 35,224,000      GBP     12/6/2005     2,569
                                     -------
                                     $14,390
                                     =======

(f) FIT II continues to maintain an investment in its controlled affiliates; however, the investment held by the controlled affiliate has been settled.

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ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclosure Controls and Procedures - The Registrant's chief executive officer and use chief financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) Internal Control Over Financial Reporting - During the fiscal quarter to which this report relates, the Registrant began using a new information technology system in a live environment. As a result of, and in conjunction with, the implementation of the new system the Registrant implemented certain new internal controls and modified others. The nature of these new or modified internal controls did not have a material impact on the Registrant's financial reporting. No other changes in the Registrant's internal control over financial reporting (as such terms is defined in Rule 30a-3(d) under the Investment Company Act of 1940) occurred during the fiscal quarter to which this report relates that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(A)(1) Certification of Chief Executive Officer.

(A)(2) Certification of Chief Financial Officer.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fortress Investment Trust II


By: /s/ Jeffrey Rosenthal
    ---------------------------------
Name: Jeffrey Rosenthal
Title: Chief Financial Officer
Date: November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Wesley R. Edens
    ---------------------------------
Name: Wesley R. Edens
Title: Chief Executive Officer
Date: November 29, 2005


By: /s/ Jeffrey Rosenthal
    ---------------------------------
Name: Jeffrey Rosenthal
Title: Chief Financial Officer
Date: November 29, 2005